Annual Operating Expenses - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2055 Fund - Fidelity Freedom 2055 Fund - Class K6	Sep. 08, 2023
Operating Expenses:
Management fee	0.45%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%	[1]

[1]	AAdjusted to reflect current fees.